Share-based payments	6 Months Ended
Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments	Share-based payments
Detail of share-based payments

The Company has granted stock options (OSA), founders’ warrants (BSPCE), warrants (BSA), and free shares (AGA) to corporate officers, employees, members of the Executive and Supervisory Board and consultants of the Group. In certain cases, exercise of the stock options, founders’ warrants and warrants is subject to performance conditions. The Company has no legal or contractual obligation to pay the options in cash.

The number of stock options, founders’ warrants, warrants and free shares outstanding on June 30, 2022 and their main characteristics, are detailed below:

Founders’ warrants outstanding as at June 30, 2022

	BSPCE 2012-2	BSPCE 08-2013	BSPCE 09-2014	BSPCE 2015-1	BSPCE 2015-3
Date of the shareholders' meeting	4-May-12	28-Jun-13	18-Jun-14	18-Jun-14	18-Jun-14
Date of grant by the Executive Board	18-dec-12	28-Aug-13	16-Sep-14	10-Feb-15	10-Jun-15
Total number of BSPCEs authorized	500,000	500,000	450,000	450,000	450,000
Total number of BSPCEs granted	100,000	50,000	97,200	71,650	53,050
Total number of shares to which the BSPCE were likely to give right on the date of their grant	100,000	50,000	97,200	71,650	53,050
the number of which that may be subscribed by corporate officers:	—	—	21,000	24,000	—
the number that can be subscribed by Laurent LEVY	—	—	21,000	24,000	—
Number of beneficiaries who are not corporate officers	2	1	30	13	42
Starting date for the exercise of the BSPCE	12/18/12	08/28/13	09/16/15	02/10/2016	06/10/2016
BSPCE expiry date	12/18/22	08/28/23	09/16/24	02/10/2025	06/10/2025
BSPCE exercise price	€6.63	€5.92	€18.68	€18.57	€20.28
Number of shares subscribed as of June 30, 2022	—	—	—	—	—
Total number of BSPCEs lapsed or cancelled as of June 30, 2022	—	—	11,050	3,200	22,700
Total number of BSPCEs outstanding as of June 30, 2022	100,000	50,000	86,150	68,450	30,350
Total number of shares available for subscription as of June 30, 2022	100,000	50,000	86,150	68,450	30,350
Maximum total number of shares that may be subscribed for upon exercise of all outstanding BSPCEs (assuming that all the conditions for the exercise of the related BSPCEs are met)	100,000	50,000	86,150	68,450	30,350

	BSPCE 2016 Ordinary	BSPCE 2016 Performance	BSPCE 2017 Ordinary	BSPCE “2017”
Date of the shareholders' meeting	25-Jun-15	25-Jun-15	23-Jun-16	23-Jun-16
Date of grant by the Executive Board	2-Feb-16	2-Feb-16	7-Jan-17	7-Jan-17
Total number of BSPCEs authorized	450,000	450,000	450,000	450,000
Total number of BSPCEs granted	126,400	129,250	117,650	80,000
Total number of shares to which the BSPCE were likely to give right on the date of their grant	126,400	129,250	117,650	80,000
the number of which that may be subscribed by corporate officers:	23,500	23,500	26,400	32,000
the number of which that may be subscribed by Laurent LEVY	23,500	23,500	26,400	32,000
Number of beneficiaries who are not corporate officers	43	50	42	3
Starting date for the exercise of the BSPCE	02/02/2017	02/02/2016	01/07/2017	01/07/2017
BSPCE expiry date	02/02/2026	02/02/2026	01/07/2027	01/07/2027
BSPCE exercise price	€14.46	€14.46	€15.93	€15.93
Number of shares subscribed as of June 30, 2022	333	—	—	—
Total number of BSPCEs lapsed or cancelled as of June 30, 2022	25,500	29,050	18,500	—
Total number of BSPCEs outstanding as of June 30, 2022	100,567	100,200	99,150	80,000
Total number of shares available for subscription as of June 30, 2022	100,567	60,106	99,150	80,000
Maximum total number of shares that may be subscribed for upon exercise of all outstanding BSPCEs (assuming that all the conditions for the exercise of said BSPCEs are met)	100,567	100,200	99,150	80,000
Warrants outstanding as at June 30, 2022

	BSA 04-12	BSA 2013	BSA 2014	BSA 2015-1	BSA 2015-2 (a)	BSA 2017
Date of the shareholders’ meeting	4-May-12	4-May-12	18-Jun-14	18-Jun-14	18-Jun-14	23-Jun-16
Date of grant by the Executive Board	4-May-12	10-Apr-13	16-Sep-14	10-Feb-15	25-Jun-15	7-Jan-17
Maximum number of BSAs authorized	200,000	200,000	100,000	100,000	100,000	100,000
Total number of BSAs granted	52,500	10,000	14,000	26,000	64,000	18,000
Number of shares to which the BSA were likely to give right on the date of their grant	52,500	10,000	14,000	26,000	64,000	18,000
including the total number of shares that may subscribed by the corporate officers of the Company	22,500	—	8,000	15,000	—	13,280
Relevant officers:
Anne-Marie GRAFFIN				5,000		3,820
Enno SPILLNER				3,000		3,820
Alain HERRERA			4,000	5,000		2,820
Gary PHILLIPS
Christophe DOUAT (observer)	22,500		4,000	2,000		2,820
Number of beneficiaries who are not corporate officers	1	1	1	2	1	1
Starting date for the exercise of the BSA	10/23/2013	04/30/2014	09/16/2014	02/10/2015	06/25/2015	01/07/2017
BSA expiry date (6)	05/04/2022	04/10/2023	09/16/2024	02/10/2025	06/25/2025	01/07/2022
BSA issue price	€0.60	€2.50	€4.87	€4.87	€5.00	€2.26
Exercise price per BSA	€6.00	€6.37	€17.67	€17.67	€19.54	€15.76
Number of shares subscribed as of June 30, 2022	22,500	—	—	—	—	—
Total number of forfeited or cancelled BSAs as of June 30, 2022	30,000	4,000	4,000	5,000	—	18,000
Total number of BSAs outstanding as of June 30, 2022	—	6,000	10,000	21,000	64,000	—
Total number of shares available for subscription as of June 30, 2022 (considering the conditions of exercise of the BSAs)	—	6,000	—	—	—	—
Maximum total number of shares that may be subscribed for upon exercise of all outstanding BSAs (assuming that all the conditions for the exercise of said BSAs are met)	—	6,000	10,000	21,000	64,000	—

	BSA 2018	BSA 2018-1	BSA 2018-2	BSA 2019-1	BSA 2020	BSA 2021 (a)	BSA 2021 (b)
Date of the shareholders’ meeting	14-Jun-17	14-Jun-17	23-May-18	23-May-18	11-Apr-19	30-Nov-20	30-Nov-20
Date of grant by the Executive Board	6-Mar-18	6-Mar-18	27-Jul-18	29-Mar-19	17-Mar-20	20-Apr-21	20-Apr-21
Maximum number of BSAs authorized	116,000	116,000	140,000	140,000	500,000	650,000	650,000
Total number of BSAs granted	18,000	10,000	5,820	18,000	18,000	48,103	30,000
Number of shares to which the BSA were likely to give right on the date of their grant	18,000	10,000	5,820	18,000	18,000	48,103	30,000
including the total number of shares that may subscribed by the corporate officers of the Company	12,700	—	—	12,700	14,024	—	—
Relevant officers:
Anne-Marie GRAFFIN	2,900			2,900	3,843	—
Enno SPILLNER	4,000			4,000	3,829	—
Alain HERRERA	2,900			2,900	3,195	—
Gary PHILLIPS
Christophe DOUAT (observer)	2,900			2,900	3,157	—
Number of beneficiaries who are not corporate officers	1	1	1	1	1	1	1
Starting date for the exercise of the BSA	03/06/2018	03/06/2018	07/27/18	03/29/19	03/17/20	04/20/21	04/20/21
BSA expiry date (6)	03/06/2023	03/06/2023	07/27/28	03/29/29	03/17/30	04/20/31	04/20/31
BSA issue price	€1.62	€1.62	€2.36	€1.15	€0.29	€2.95	€0.68
Exercise price per BSA	€13.55	€13.55	€16.10	€11.66	€6.59	€13.47	€13.64
Number of shares subscribed as of June 30, 2022	—	—	—	—	—	—	—
Total number of forfeited or cancelled BSAs as of June 30, 2022	—	—	—	—	—	33,672	—
Total number of BSAs outstanding as of June 30, 2022	18,000	10,000	5,820	18,000	18,000	14,431	30,000
Total number of shares available for subscription as of June 30, 2022 (considering the conditions of exercise of the BSAs)	—	—	—	—	—	—	—
Maximum total number of shares that may be subscribed for upon exercise of all outstanding BSAs (assuming that all the conditions for the exercise of said BSAs are met)	18,000	10,000	5,820	18,000	18,000	14,431	30,000
Stock options outstanding as at June 30, 2022

	OSA 2016-1 Performance	OSA 2016-2	OSA 2017 Ordinary	OSA 2018	OSA 2019-1	OSA 2019 LLY
Date of the shareholders’ meeting	25-Jun-15	23-Jun-16	23-Jun-16	14-Jun-17	23-May-18	11-Apr-19
Date of grant by the Executive Board	02-Feb-16	03-Nov-16	07-Jan-17	6-Mar-18	29-Mar-19	24-Oct-19
Total number of OSAs authorized	450,000	450,000	450,000	526,800	648,000	500,000
Total number of OSAs granted	6,400	4,000	3,500	62,000	37,500	500,000
Total number of shares to which the OSAs were likely to give right on the date of their grant	6,400	4,000	3,500	62,000	37,500	500,000
including the number that may be subscribed or purchased by corporate officers:	—	—	—	—	—	500,000
the number that can be subscribed by Laurent LEVY						500,000
the number that can be subscribed by Anne-Juliette HERMANT
the number that can be subscribed by Bart VAN RHIJN
Number of beneficiaries who are not corporate officers	2	1	2	5	12	—
Starting date for the exercise of the OSA	02/02/2017	11/03/2017	01/08/2018	03/07/2019	03/30/2021	10/24/2019
OSA expiry date	02/02/2026	11/03/2026	01/07/2027	03/06/2028	03/29/2029	10/24/2029
Exercise price per OSA	€13.05	€14.26	€14.97	€12.87	€11.08	€6.41
Number of shares subscribed as of June 30, 2022	—	—	—	—	—	—
Total number of lapsed or cancelled OSAs as of June 30, 2022	6,000	—	3,000	10,000	11,750	—
Total number of OSAs outstanding as of June 30, 2022	400	4,000	500	52,000	25,750	500,000
Maximum number of shares available for subscription as of June 30, 2022 (given the vesting conditions of the OSAs)	120	4,000	500	52,000	25,750	—
Maximum total number of shares that may be subscribed for upon exercise of all outstanding OSAs (assuming that all the conditions for the exercise of said OSAs are met)	400	4,000	500	52,000	25,750	500,000

	OSA 2020	OSA 2021-04 Ordinary	OSA 2021-04 Performance	OSA 2021-06 Performance	OSA 2021-06 Ordinary
Date of the shareholders’ meeting	11-Apr-19	30-Nov-20	30-Nov-20	30-Nov-20	28-Apr-21
Date of grant by the Executive Board	11-Mar-20	20-Apr-21	20-Apr-21	21-Jun-21	21-Jun-21
Total number of OSAs authorized	500,000	850,000	1,000,000	1,000,000	850,000
Total number of OSAs granted	407,972	143,200	428,000	60,000	60,000
Total number of shares to which the OSAs were likely to give right on the date of their grant	407,972	143,200	428,000	60,000	60,000
including the number that may be subscribed or purchased by corporate officers:	180,000	—	240,000	60,000	60,000
the number that can be subscribed by Laurent LEVY	120,000		180,000
the number that can be subscribed by Anne-Juliette HERMANT	60,000		60,000
the number that can be subscribed by Bart VAN RHIJN				60,000	60,000
Number of beneficiaries who are not corporate officers	104	13	14	—	—
Starting date for the exercise of the OSA	03/11/2021	04/20/22	04/20/22	06/21/22	06/21/22
OSA expiry date	03/11/2030	04/20/31	04/20/31	06/21/31	06/21/31
Exercise price per OSA	€6.25	€13.74	€13.74	€12.99	€12.99
Number of shares subscribed as of June 30, 2022	—	—	—	—	—
Total number of lapsed or cancelled OSAs as of June 30, 2022	45,365	99,000	60,000	—	—
Total number of OSAs outstanding as of June 30, 2022	362,607	44,200	368,000	60,000	60,000
Maximum number of shares available for subscription as of June 30, 2022 (given the vesting conditions of the OSAs)	275,509	14,730	—	—	20,000
Maximum total number of shares that may be subscribed for upon exercise of all outstanding OSAs (assuming that all the conditions for the exercise of said OSAs are met)	362,607	44,200	368,000	60,000	60,000

	OSA 2022-06 Performance	OSA 2022-06 Ordinaire
Date of the shareholders’ meeting	30-Nov-20	28-Apr-21
Date of grant by the Executive Board	22-Jun-22	22-Jun-22
Total number of OSAs authorized	1,000,000	850,000
Total number of OSAs granted	170,400	410,500
Total number of shares to which the OSAs were likely to give right on the date of their grant	170,400	410,500
including the number that may be subscribed or purchased by corporate officers:	—	245,000
the number that can be subscribed by Laurent LEVY		150,000
the number that can be subscribed by Anne-Juliette HERMANT		35,000
the number that can be subscribed by Bart VAN RHIJN		60,000
Number of beneficiaries who are not corporate officers	83	49
Starting date for the exercise of the OSA	06/22/23	06/22/23
OSA expiry date	06/22/32	06/22/32
Exercise price per OSA	€4.16	€4.16
Number of shares subscribed as of June 30, 2022	—	—
Total number of lapsed or cancelled OSAs as of June 30, 2022	—	—
Total number of OSAs outstanding as of June 30, 2022	170,400	410,500
Maximum number of shares available for subscription as of June 30, 2022 (given the vesting conditions of the OSAs)	—	—
Maximum total number of shares that may be subscribed for upon exercise of all outstanding OSAs (assuming that all the conditions for the exercise of said OSAs are met)	170,400	410,500
Free shares outstanding as at June 30, 2022

	AGA 2018-1	AGA 2018-2	AGA 2019-1	AGA 2020	AGA 2021
Date of the shareholders’ meeting	14-Jun-17	23-May-18	23-May-18	11-Apr-19	30-Nov-20
Date of grant by the Executive Board	6-Mar-18	27-Jul-18	29-Mar-19	11-Mar-20	20-Apr-21
Total number of AGAs authorized	526,800	648,000	648,000	650,000	850,000
Total number of AGAs granted	396,250	6,000	438,250	50,000	362,515
Total number of shares to which the AGAs were likely to give right on the date of their grant	396,250	6,000	438,250	50,000	362,515
including the number that can be subscribed by corporate officers:	77,500	—	150,000	50,000	270,000
the number that can be subscribed by Laurent LEVY	77,500	—	150,000	—	180,000
the number that can be subscribed by Anne-Juliette HERMANT	—	—	—	50,000	90,000
Number of beneficiaries who are not corporate officers	78	1	80	—	79
Date of acquisition (end of the acquisition period)	(1)	07/27/20	(2)	03/11/22	04/20/23
Number of shares subscribed as of June 30, 2022	340,583	6,000	369,250	50,000	—
Total number of AGAs lapsed or cancelled as of June 30, 2022	55,667	—	69,000	—	4,604
Total number of AGAs outstanding as of June 30, 2022	—	—	—	—	357,911
Total number of shares that may be subscribed	—	—	—	—	357,911
Duration of the holding period	(1)	1 year	(2)	1 year	1 year
(1) The AGA2018-1 granted to French tax residents were definitely acquired on March 6, 2020 and were then subject to a one-year holding period ending on March 6, 2021. The AGA2018-1 granted to foreign tax residents were definitely acquired on March 6, 2021 and are not subject to any holding period.
(2) The AGA2019-1 granted to French tax residents were definitely acquired on March 29, 2021 and were then subject to a one-year holding period ending on March 29, 2022. The AGA2019-1 granted to foreign tax residents were definitely acquired on March 29, 2022 and are not subject to any holding period.

AGA 2022
Date of the shareholders’ meeting	20-Apr-21
Date of grant by the Executive Board	22-Jun-22
Total number of AGAs authorized	850,000
Total number of AGAs granted	300,039
Total number of shares to which the AGAs were likely to give right on the date of their grant	300,039
including the number that can be subscribed by corporate officers:	245,000
the number that can be subscribed by Laurent LEVY	150,000
the number that can be subscribed by Anne-Juliette HERMANT	35,000
the number that can be subscribed by Bart VAN RHIJN	60,000
Number of beneficiaries who are not corporate officers	79
Date of acquisition (end of the acquisition period)	06/22/2024
Number of shares subscribed as of June 30, 2022	—
Total number of AGAs lapsed or cancelled as of June 30, 2022	—
Total number of AGAs outstanding as of June 30, 2022	300,039
Total number of shares that may be subscribed	300,039
Duration of the holding period	1 year

	BSPCE	BSA	OSA	AGA	Total
Total number of shares underlying grants outstanding as of June 30, 2022	714,867	215,251	2,058,357	657,950	3,646,425
The measurement methods used to estimate the fair value of stock options, warrants and free shares are described below:
•The exercise price is based on the share price at the grant date, except for the BSA 2014 which exercise price was set at €40, taking into account both the average share price on the 20 days preceding the grant date and the expected development perspectives of the Company;
•The risk-free rate was determined based on the average life of the instruments; and
•Volatility was determined based on a sample of listed companies in the biotechnology sector at the grant date and for a period equal to the life of the warrant or option.

The performance conditions for all of the plans were assessed as follows:
•Performance conditions unrelated to the market were analyzed to determine the likely exercise date of the warrants and options and expense was recorded accordingly based on the probability these conditions would be met; and
•Market-related performance conditions were directly included in the calculation of the fair value of the instruments.

As of June 30, 2022, the assumptions related to the probability that the performance conditions of the BSPCE, BSA and OSA will be met have been updated:

BSPCE	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the first half of 2022 (in thousands of euros)	Expense for the first half of 2021 (in thousands of euros)
BSPCE 2012-2	6.65	6.63	44.3% - 47.6%	5 / 7.3	0.84% - 1.22%	0.00%	288	—	—
BSPCE 08-2013	6.30	5.92	256%	7	0.90%	0.00%	152	—	—
BSPCE 09-2014	18.68	18.68	58%	5.5/6/6.5	0.64%	0.00%	932	—	—
BSPCE 2015-2	18.57	18.57	58% - 62% - 61%	5.5/6/6.5	0.39%	0.00%	650	—	—
BSPCE 2015-3	20.28	20.28	61% - 62% - 61%	5.5/6/6.5	0.56%	0.00%	483	—	—
BSPCE 2016 Ordinary	14.46	14.46	59% - 62% - 60%	5.5/6/6.5	0.32%	0.00%	1,080	—	—
BSPCE 2016 Performance	14.46	14.46	59%	5	0.19%	0.00%	1,212	27	5
BSPCE 2017 Ordinary	15.93	15.93	58% - 61% - 59%	5.5/6/6.5	0.23%	0.00%	1,000	—	—
BSPCE 2017	15.93	15.93	59%	5	0.11%	0.00%	627	—	—
Total BSPCE	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	27	5

BSA	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the first half of 2022 (in thousands of euros)	Expense for the first half of 2021 (in thousands of euros)
BSA 04-2012	6.00	6.00	49%	10	0.96%	0.00%	183	—	—
BSA 2013	6.30	6.30	156%	6	0.90%	0.00%	1	—	—
BSA 2014	18.68	17.67	57%	5	0.41%	0.00%	—	—	—
BSA 2015-1	17.67	17.67	58%	5	0.26% - 0.27%	0.00%	63	—	—
BSA 2015-2 (a)	17.67	17.67	58%-58%-57%-58%	5/5.1/ 5.3/5.4	0.39%	0.00%	16	—	—
BSA 2017	15.76	15.76	33%	2.4	—%	0.00%	—	—	—
BSA 2018	13.55	13.55	38%	4.8	0.7% - 0.1%	0.00%	2	—	—
BSA 2018-1	13.55	13.55	38%	4.8	0.7% - 0.1%	0.00%	—	—	—
BSA 2018-2	16.10	16.10	38%	4.8	0.7% - 0.1%	0.00%	1	—	—
BSA 2019-1	11.66	11.66	37%	9.8/9.9	0.16% - 0.50%	0.00%	24	—	—
BSA 2020	13.03	6.59	38%	10	-0.13%/-0.07%	0.00%	19	—	—
BSA 2021 (a)	13.47	13.47	39.10%	10	0.27%	0.00%	44	—	44
BSA 2021 (b)	n.a.	13.64	n.a.	10	n.a.	0.00%	—	—	—
Total BSA	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	—	44

OSA	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the first half of 2022 (in thousands of euros)	Expense for the first half of 2021 (in thousands of euros)
OSA 2016 Performance	13.05	13.05	59%	5	0.19%	0.00%	69	—	—
OSA 2016-2	14.26	14.26	58% - 62% - 59%	5.5 / 6 /6.5	0.04%	0.00%	27	—	—
OSA 2017 Ordinary	15.93	14.97	58% - 61% - 59%	5.5 / 6 /6.5	0.23%	0.00%	31	—	—
OSA 2018	12.87	12.87	35%	5.5 / 6 /6.5	—%	0.00%	252	—	—
OSA 2019-1	11.08	11.08	38.1% / 37.4%	6 /6.5	0.103% / 0.149%	0.00%	140	(1)	13
OSA 2019-2	6.41	6.41	37%	10	0.40%	0.00%	252	—	—
OSA 2020	6.25	6.25	38.30%	10	0.31%	0.00%	939	28	225
OSA 2021-04 O	13.60	13.74	38.9% - 37.8% - 38.3%	5.5 / 6 /6.5	0.38% / 0.33% / 0.28%	0.00%	684	(49)	80
OSA 2021-04 P	13.60	13.74	39.10%	10	0.03%	0.00%	1,816	76	39
OSA 2021-06 O	12.20	12.99	39.2% - 37.9% - 38.1%	5.5 / 6 /6.5	0.35% / 0.30% / 0.26%	0.00%	246	72	4
OSA 2021-06 P	12.20	12.99	39.10%	10	0.13%	0.00%	212	12	5
OSA 2022-06 P	3.68	4.16	40.08%	10	2.28%	0.00%	71	—	—
OSA 2022-06 O	3.68	4.16	42.06% - 41.21% - 40.65%	5.5 / 6 /6.5	1.83% / 1.87% / 1.90%	0.00%	580	8	—
Total OSA	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	147	367

AGA	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the first half of 2022 (in thousands of euros)	Expense for the first half of 2021 (in thousands of euros)
AGA 2018-1	12.87	0.00	n.a.	n.a.	0.00%	0.00%	4,951	—	16
AGA 2018-2	12.87	0.00	n.a.	n.a.	0.00%	0.00%	75	—	—
AGA 2019-1	10.90	0.00	n.a.	n.a.	0.19% / 0.141%	0.00%	4,776	—	422
AGA 2020	5.90	0.00	n.a.	n.a.	-0.74%/ -0.69%	0.00%	287	28	71
AGA 2021	13.60	0.00	n.a.	n.a.	0.63% / 0.59%	0.00%	4,869	1,146	473
AGA 2022	3.68	0	n.a.	n.a.	0.95% /1.46%	0.00%	1,092	12	—
Total AGA	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	1,186	983

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended June 30, 2022	27	—	147	1,186	1,360

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended June 30, 2021	5	44	367	983	1,398